CHANGES IN EQUITY	12 Months Ended
Dec. 31, 2024
Changes In Equity
CHANGES IN EQUITY

22.	CHANGES IN EQUITY

22.1 Issued capital

At 31 December 2024, the authorized issued capital, fully subscribed and paid-in, amounting to R$58,226.0 (R$58,177.9 in 2023 and R$58,130.5 in 2022) was composed of 15,757.7 common shares (15,753.8 in 2023 and 15,750.2 in 2022), book entry, nominative, without nominal value, distributed as follows:

	2024		2023		2022
Shareholder	Millions of common shares	%	Millions of common shares	%	Millions of common shares	%
Interbrew International B.V.	8,441.7	53.6%	8,441.7	53.6%	8,441.8	53.6%
Ambrew S.A.R.L.	1,287.7	8.2%	1,287.7	8.2%	1,287.7	8.2%
Fundação Zerrenner	1,610.0	10.2%	1,610.0	10.2%	1,610.0	10.2%
Market (free float)	4,388.4	27.9%	4,410.0	28.0%	4,402.2	27.9%
Treasury shares	29.8	0.2%	4.4	0.0%	8.5	0.1%
	15,757.6	100.0%	15,753.8	100.0%	15,750.2	100.0%

		2024		2023		2022
	Millions common shares	Millions Reais	Millions common shares	Millions Reais	Millions common shares	Millions Reais

Opening balance	15,753.8	58,177.9	15,750.2	58,130.5	15,744.4	58,042.5
Capital increase (i)	3.8	48.1	3.6	47.4	5.8	88.0
Balance at the end of the period	15,757.6	58,226.0	15,753.8	58,177.9	15,750.2	58,130.5

(i)	Capital increase related to the issue of shares, under with share-based payment programs.

22.2 Capital reserves

	Capital Reserves
	Treasury shares	Share Premium	Other capital reserves	Share-based Payments	Total

At January 1, 2022	(1,037.8)	53,662.8	700.9	1,861.3	55,187.2
Capital increase to grants of shares	-	-	-	(64.2)	(64.2)
Purchases of shares, results from treasury shares and share-based payments	(35.6)	-	-	252.4	216.8
At December 31, 2022	(1,073.4)	53,662.8	700.9	2,049.5	55,339.8
Capital increase to grants of shares	-	-	-	(32.9)	(32.9)
Share buybacks, results from treasury shares and share-based payments	61.6	-	-	111.2	172.8
At December 31, 2023	(1,011.8)	53,662.8	700.9	2,127.8	55,479.7
Gains/(losses) of controlling interest	-	-	-	2.0	2.0
Share buybacks, results from treasury shares and share-based payments	(320.9)	-	-	175.7	(145.2)
At December 31, 2024	(1,332.7)	53,662.8	700.9	2,305.5	55,336.5

22.2.1 Purchases of shares and results from treasury shares

Treasury shares represent the Company’s own issued shares which have been reacquired by the Company, and the results of treasury shares relate to gains and losses on share-based payment transactions and others. The changes in treasury shares are as follow:

	Acquisition/(Realization of shares)		Results from Treasury Shares	Total Treasury Shares
	Millions shares	Millions Brazilian Reais	Millions shares	Millions Brazilian Reais
At January 1, 2022	5.8	(98.3)	(939.5)	(1,037.8)
Changes during the year	2.7	(33.5)	(2.1)	(35.6)
At December 31, 2022	8.5	(131.8)	(941.6)	(1,073.4)
Changes during the year	(4.1)	68.8	(7.2)	61.6
At December 31, 2023	4.4	(63.0)	(948.8)	(1,011.8)
Changes during the year	25.4	(302.7)	(18.3)	(321.0)
At December 31, 2024	29.8	(365.7)	(967.1)	(1,332.8)

22.2.2 Share premium

The share premium refers to the difference between the subscription price paid by the shareholders for the shares and their nominal value. Since this is a capital reserve, it can only be used to increase capital, offset losses, or for the redemption, reimbursement or repurchase of shares.

22.2.3 Share-based payment

Different share-based payment programs allow the Group’s senior Management to acquire shares in the Company. The share-based payment reserve recorded a charge of R$392.5 in 2024 (R$331.6 and R$313.9 in 2023 and 2022, respectively) (note 25 - Share-based payments).

22.3 Net income reserves

	Profit reserves
	Investments reserve	Legal reserve	Fiscal incentive	Total
At January 1, 2022	18,359.2	4.5	12,827.9	31,191.6
Fiscal incentives reserve	-	-	2,018.7	2,018.7
Investments reserve	3,696.7	-	-	3,696.7
At December 31, 2022	22,055.9	4.5	14,846.6	36,907.0
Fiscal incentives reserve	-	-	2,552.7	2,552.7
Investments reserve	3,730.2	-	-	3,730.2
At December 31, 2023	25,786.1	4.5	17,399.3	43,189.9
Fiscal incentives reserve	-	-	108.1	108.1
Investments reserve	10,339.1	-	-	10,339.1
At December 31, 2024	36,125.2	4.5	17,507.4	53,637.1

22.3.1 Investments reserve

Based on the net income after applicable deductions, there will be a target of allocating of no more than 60% (sixty per cent) of the adjusted net profit to the investment reserve for the purpose of financing the expansion of the Group's activities, as defined in the Company's bylaws.

22.3.2 Legal reserve

From the net income, 5% will be applied before any other allocation, to the legal reserve, which cannot exceed 20% of the issued capital. The Company is not required to supplement the legal reserve for the year when the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the issued capital.

22.3.3 Tax incentives

The tax incentives recognized by the Company in its net equity, in the profit reserves account, relate to industrial development programs that aim to generate employment, increase regional decentralization, in addition to complementing and diversify the industrial bases of certain states in Brazil. These states, the grace periods and terms are set out in normative acts issued by the respective states, and when there are conditions for obtaining these grants, they are under Company’s control. The tax treatment of incentives complies with the provisions of current federal, state and municipal legislation, in particular Complementary Federal Law No. 160/2017 and by Convênio CONFAZ No. 190/2017. State tax incentives in the nature of presumed ICMS credit were recognized as government grants for investment, for the purpose of constituting the tax incentive reserve, until the revocation of Article 30 of Federal Law No. 12,973/14 by Federal Law No. 14,789/23. The other federal and state tax incentives continue to be recognized as government grants for investment, for the purpose of constituting the tax incentive reserve.

22.3.4 Interest on capital / dividends

Brazilian companies are permitted to distribute interest attributed to shareholders’ equity calculated based on the long-term interest rate (“TJLP”), with such interest being tax-deductible in accordance with the applicable laws and, when distributed, may be considered part of the minimum mandatory dividend.

As determined by its bylaws, the Company is required to distribute to its shareholders, as a minimum mandatory dividend in respect of each fiscal year ending December 31, an amount of not less than 40% of its net income as determined under Brazilian law, adjusted based on the applicable law, unless the payment of such amount would be incompatible with Ambev’s financial situation. The minimum mandatory dividend includes amounts paid as interest on shareholders’ equity.

Events during the year ended 2024:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors’ Meeting	12/11/2024	Dividends	1/7/2025	2024	ON	0.4228	6,653.2
Board of Directors’ Meeting	12/11/2024	Interest on capital	12/30/2024	2024	ON	0.2448	3,852.2
							10,505.4

Distribution of IOC and dividends: a meeting of the Board of Directors held on December 11, 2024, approved the distribution of IOC at a rate of R$0.2448 per share of the Company, in addition to dividends at a rate of R$0.4228 per share of the Company, based on the available balances in the extraordinary balance sheet of November 30, 2024, which were treated as part of the mandatory minimum dividends for the same fiscal year.

The distribution of IOC is taxed in accordance with the current legislation in Brazil, resulting in the net distribution of R$0.2081 per share of the Company, except for corporate shareholders who are exempt under Article 5 of Law No. 11,053/04, with the amendments introduced by Law No. 11,196/05.

The payment of IOC was made on December 30, 2024, based on the shareholder position as at December 19, 2024 regarding B3, and December 23, 2024 regarding the NYSE, without any monetary correction.

The payment of dividends was made on January 7, 2025

Events during the year ended 2023:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/12/2023	Interest on capital	12/28/2023	2023	ON	0.7302	11,500.2
							11,500.2

Distribution of IOC: the meeting held on December 12, 2023 approved the distribution of IOC in the amount of R$0.7302 per share, based on the available balances in the Company’s extraordinary balance sheet dated as at November 30, 2023, which were treated as part of the minimum mandatory dividends for the same fiscal year. The IOC distribution was taxed pursuant to the applicable law in Brazil, resulting in a net IOC distribution of R$0.6207 per share, except for corporate shareholders that are immune or exempt pursuant to Article 5 of Law 11,053/04, as amended by Law No. 11,196/05.

The payment was made on December 28, 2023, based on the shareholding position of December 19, 2023 with respect to B3, and December 26, 2023 with respect to the NYSE, without any monetary adjustment.

Events during the year ended 2022:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/06/2022	Interest on capital	12/29/2022	2022	ON	0.7623	11,999.8
							11,999.8

The distribution of IOC based on a recommendation by the Operations, Finance and Compensation Committee was approved at a meeting of the Board of Directors held on December 5, 2022 approved the distribution of dividends of R$0.7623 per share, based on the available balance and the Company’s extraordinary balance sheet dated October 31, 2022 and treated as part of the minimum mandatory dividends for the same fiscal year, without income tax withholding in accordance with current legislation. The distribution of interest on shareholder’s equity was taxed pursuant to the applicable law, resulting in a net distribution of interest on shareholder’s equity of R$0.6480 per share of the Company in 2022.

The indicated payment was made on December 29, 2022 considering the shareholding position of December 19, 2022 with respect to B3, and December 21, 2022 with respect to the NYSE, without monetary adjustment.

22.4 Destinations

At December 31, 2024, the Company made appropriations to retained earnings, in accordance with the Brazilian Corporate law and the Company’s bylaws. The Company believes that the predecessor basis of accounting should not affect the determination of the minimum mandatory dividend, and thus, the Company has adjusted the calculation base of the minimum mandatory dividends, to exclude any current and future impacts on net income arising from the adoption of this accounting practice related to the amortization/depreciation of surplus assets or even a possible impairment of goodwill.

	2024	2023	2022
Net income, attributable to the equity holders of Ambev	14,437.2	14,501.9	14,457.9
Statute-barred /(additional) dividends	22.2	-	20.9
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effects of the application of IAS 29 (hyperinflation)	6,481.3	3,269.4	3,224.4
Retained earnings basis for dividends and destinations	20,952.5	17,783.1	17,715.0

Dividends and interest on capital distributed and accrued for distribution based on the net income for the year
Dividends and interest on capital paid based on the profit for the year	10,505.4	11,500.2	11,999.8
Total of dividends and interest on capital	10,505.4	11,500.2	11,999.8
Percentage of profits distributed	50%	65%	68%

22.5 Carrying value adjustments

	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Put options granted on subsidiary	Gains/(losses) of non-controlling interest’s share	Other movements	Business combination	Accounting adjustments for transactions between shareholders	Total

At January 1, 2022	13,526.2	1,225.3	(1,131.5)	(6.7)	(63.5)	(58.2)	156.1	(75,426.0)	(61,778.3)
Comprehensive income:
Gains/(losses) on cumulative translation adjustments (“CTA”)	(6,772.2)	-	-	-	-	-	-	-	(6,772.2)
Cash flow hedges	-	(316.7)	-	-	-	-	-	-	(316.7)
Actuarial gains/(losses)	-	-	466.5	-	-	-	-	-	466.5
Total comprehensive income	(6,772.2)	(316.7)	466.5	-	-	-	-	-	(6,622.4)
Gains/(losses) of controlling interest	-	-	-	-	(2.8)	-	-	-	(2.8)
Taxes on deemed dividends	-	-	-	-	-	(6.2)	-	-	(6.2)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2022	6,754.0	908.6	(665.0)	(6.7)	(66.3)	(64.4)	156.1	(75,437.8)	(68,421.5)
Comprehensive income:
Gains/(losses) on cumulative translation adjustments (“CTA”)	(9,212.4)	-	-	-	-	-	-	-	(9,212.4)
Cash flow hedges	-	(210.8)	-	-	-	-	-	-	(210.8)
Actuarial gains/(losses)	-	-	(13.2)	-	-	-	-	-	(13.2)
Total comprehensive income	(9,212.4)	(210.8)	(13.2)	-	-	-	-	-	(9,436.4)
Options granted on subsidiaries	-	-	-	6.7	-	-	-	-	6.7
Gains/(losses) of controlling interest	-	-	-	-	(2.6)	-	-	-	(2.6)
Taxes on deemed dividends	-	-	-	-	-	(12.4)	-	-	(12.4)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2023	(2,458.4)	697.8	(678.2)	(0.0)	(68.9)	(76.8)	156.1	(75,449.6)	(77,878.0)
Comprehensive income:
Gains/(losses) on cumulative translation adjustments (“CTA”)	8,194.7	-	-	-	-	-	-	-	8,194.7
Cash flow hedges	-	551.6	-	-	-	-	-	-	551.6
Actuarial gains/(losses)	-	-	76.9	-	-	-	-	-	76.9
Total comprehensive income	8,194.7	551.6	76.9	-	-	-	-	-	8,823.2
Gains/(losses) of controlling interest	385.7	(0.6)	(1.2)	-	142.7	-	-	-	526.6
Taxes on deemed dividends	-	-	-	-	-	(17.3)	-	-	(17.3)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2024	6,122.0	1,248.8	(602.5)	-	73.8	(94.1)	156.1	(75,461.4)	(68,557.3)

22.5.1 Translation reserves

The translation reserves are comprised of all foreign currency exchange differences arising from the translation of the financial statements with a functional currency other than the Brazilian Real.

The translation reserves are also comprised of the portion of the gain or loss on the foreign currency liabilities and on derivative financial instruments that are determined to be effective net investment hedges.

22.5.2 Cash flow hedge reserves

The hedging reserves represent the effective portion of the cumulative net change in the fair value of cash flow hedges, to the extent that the hedged risk has not yet impacted the profit or loss (for additional information, see note 28 - Financial instruments and risks).

22.5.3 Actuarial gains and losses

Actuarial gains and losses include expectations regarding future pension plan obligations. Consequently, the results of actuarial gains and losses are recognized on a monthly basis considering the best estimates available to Management, as presented in an independent actuarial report. There was no actuarial gain or loss due to a surplus or deficit in 2024.

22.5.4 Accounting adjustments for transactions between shareholders

Transactions between shareholders in the same business, even when carried out between persons who are totally independent of one another, which have a valid economic rationale and reflect normal conditions, will be consolidated based on the applicable accounting standards due to as having taken place within the same accounting entity.

As determined by IFRS 10 - Consolidated Financial Statements, any difference between the amount paid (at fair value) for the acquisition of a non-controlling interest and the carrying amount of such non-controlling interest shall be recognized directly in the controlling shareholders’ equity. Such an adjustment in relation to the acquisition of the non-controlling interest related the former entity Ambev was recognized in Carrying value adjustments when applicable.

Accounting policies

Issued capital and treasury shares

The Company's issued capital consists only of common shares. The Company holds treasury shares for future disposal, cancellation or for the purposes of making payments under share-based executive compensation programs. When the Company buyback its own shares, the amount paid, including directly attributable costs, is recognized in a specific account under treasury shares as a reduction in shareholders' equity.

Share issuance costs

Incremental costs directly attributable to the issuance of new shares or options are presented in equity as a deduction, net of tax, from the proceeds.

Dividends and interest on shareholder’s equity

Dividends and IOC are recognized in liabilities from the date on which they are approved at a Board of Directors’ Meeting, except for the mandatory minimum dividends provided for under the Company’s bylaws, which are recognized as a liability, when applicable, at the end of each fiscal year.

The interest expense attributable to IOC is recognized in income for the purposes of the calculation of Brazilian income and social contribution tax, and is subsequently reclassified from shareholders' equity for the purposes of presentation in the financial statements.

The projected effect of the deductibility of interest on shareholders equity is recognized in the interim financial statements in order to obtain the best estimate of the weighted average effective income tax rate expected for the full fiscal year, in accordance with IAS 34- Interim Financial Reporting.